CONCENTRATION AND RISKS - Schedule of concentration risk of accounts and notes receivable from third parties (Details) - Accounts and Notes Receivable - Credit Risk - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Company A
Concentration and risks
Accounts and notes receivable	¥ 9,653	¥ 27,371
Concentration risk, percentage	40.00%	74.00%
Company B
Concentration and risks
Accounts and notes receivable	¥ 4,440
Concentration risk, percentage	18.00%